Significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Entity Accounting Standard	International Financial Reporting Standards
Current assets	$ 128,429	$ 115,642
Current liabilities	105,183	99,665
Current assets (liabilities)	23,246
Tax expense (income) at applicable tax rate	(328)	1,693	$ 5,012
Tax effect from change in tax rate	0	0	(2,112)
Foreign exchange gain (loss)	$ 2,671	1,140	525
Depreciation method, property, plant and equipment	straight-line method
Current restricted cash and cash equivalents	$ 0	300
Purchase price	506,009	511,286
Impairment loss	$ 1,651	$ 3,195	19,396
Vessels [member] | Minimum [Member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Vessels [member] | Maximum [Member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, property, plant and equipment	45 years
On Going Vessels [member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	5 years
Pushboats and barges [member] | Minimum [Member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	6 years
Pushboats and barges [member] | Maximum [Member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	8 years
Vilmacor S.A. [member]
Disclosure of initial application of standards or interpretations [line items]
Purchase price				$ 1,600
Malva H and Sara H [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment loss			$ 19,396
Argentina [member]
Disclosure of initial application of standards or interpretations [line items]
Average effective tax rate	2.00%	2.00%	2.00%
Tax expense (income) at applicable tax rate	$ 1,397	$ 1,243	$ 868
Applicable tax rate	35.00%		35.00%
Tax effect from change in tax rate			$ 2,112
Argentina [member] | Taxable Profit Above 143milion Argentinean Pesos [Member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate	35.00%
Argentina [member] | Taxable Profit Between 14 Milion And 143 Million Argentinean Pesos [Member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate	30.00%
Argentina [member] | Taxable Profit Below 14 Million Argentinean Pesos [Member]
Disclosure of initial application of standards or interpretations [line items]
Applicable tax rate	25.00%